Debentures (Additional Information) (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Weighted Average Coupon Interest Rate	8.00%
Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Weighted Average Coupon Interest Rate	10.00%